Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Mar. 09, 2015	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	LaPorte Bancorp, Inc.
Entity Central Index Key	0001549276
Document Type	10-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 63.4
Entity Common Stock, Shares Outstanding		5,623,566